Borrowings - Short-term Borrowings and Current Portion of Long-term Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 5,194,395	₩ 5,486,333
Current portion of debentures	3,483,134	3,061,879
Current borrowings and current portion of non-current borrowings	8,677,529	₩ 8,548,212
JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	146,762		₩ 159,075
HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 5,047,633		5,327,258
Bottom of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	January, 2020
Maturity date	January, 2021
Interest rate (%)	0.52%
Bottom of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	January, 2020
Maturity date	January, 2021
Interest rate (%)	0.17%
Bottom of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	November, 2004
Maturity date	January, 2021
Interest rate (%)	0.20%
Bottom of range [member] | Current portion of long-term liabilities [member] | Korean Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	April, 2011
Maturity date	February, 2021
Interest rate (%)	1.73%
Top of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2020
Maturity date	December, 2021
Interest rate (%)	6.50%
Top of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2020
Maturity date	December, 2021
Interest rate (%)	9.50%
Top of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2020
Maturity date	December, 2021
Interest rate (%)	8.50%
Top of range [member] | Current portion of long-term liabilities [member] | Korean Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	May, 2019
Maturity date	December, 2021
Interest rate (%)	5.25%
Gross amount [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ 1,067,338		1,491,934
Gross amount [member] | Korean Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	2,417,339		1,571,194
Discount on debentures [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ (1,543)		₩ (1,249)